INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
INCOME TAXES [Abstract]
Current and Deferred Portion of Income Tax Expense
	2012	2013	2014
Current income tax expenses	235,594	284,352	290,304
Deferred income tax benefit	(99,289)	(77,355)	(58,981)
Income tax expenses	136,305	206,997	231,323

Reconciliation between Statutory CIT Rate and Group's Effective Tax Rate
	2012	2013	2014
Statutory CIT rate	25%	25%	25%
Tax differential from statutory rate applicable to subsidiaries in the PRC	(1)%	(1)%	(1)%
Non-deductible expenses incurred by overseas entities (*)	68%	17%	3%
Non-deductible expenses incurred by domestic subsidiaries	7%	4%	2%
Withholding tax on earnings no longer considered indefinitely reinvested	21%	6%	2%
Effective CIT rate	120%	51%	31%

* Non-deductible expenses recorded by the Company and its overseas subsidiaries, which registered in Cayman Islands, BVI and Mauritius that are not subject to income tax, primarily represents the following items:

		2012	2013	2014
(i)	share-based compensation expenses	21%	5%	3%
(ii)	interest expenses in convertible notes and term loan	26%	6%	1.5%
(iii)	loss arising from change in fair value in convertible notes	19%	8%	(2)%
(iv)	foreign exchange gain from monetary assets and liabilities denominated in foreign currencies	(0.1)%	(3)%	0.5%
(v)	Others	2%	1%	-
Rate for non-deductible expenses incurred by overseas entities		68%	17%	3%

Deferred Tax Assets and Liabilities
	2013	2014
Deferred tax assets, current:
Tax loss carry forwards	18,586	59,792
Deductible temporary differences related to:
-rental expenses	4,520	5,494
-pre-operating expenses	5,958	4,374
-deferred revenue, current	43,876	47,169
-accruals for customer reward program	5,453	8,387
-others	7,402	9,490
Valuation allowance	(6,956)	(5,021)
	78,839	129,685
Deferred tax assets, non-current:
Tax loss carry forwards	206,999	244,012
Deductible temporary differences related to:
-rental expenses	229,432	240,145
-pre-operating expenses	6,667	6,440
-deferred revenue, non current	12,779	12,707
-unfavorable lease related to acquisitions	83,640	82,172
-impairment loss of property and equipment	4,939	9,106
-others	3,761	3,509
Valuation allowance	(140,653)	(163,244)
	407,564	434,847
Total deferred tax assets	486,403	564,532

Deferred tax liabilities, current:
Withholding tax for profit distribution (refer to Income Tax – PRC)	52,155	60,764

Deferred tax liabilities, non-current:
Recognition of intangible assets related to the acquisition of Motel 168 and Fairyland	265,400	271,614
Other taxable temporary differences	18,122	20,961
	283,522	292,575
Total deferred tax liabilities	335,677	353,339

Aggregate Amount and Per Share Effect of Tax Holidays
	For the years ended December 31,
	2012	2013	2014
(in thousands, except per share data)	RMB	RMB	RMB

Aggregate effect	354	4,686	5,701
Basic ordinary share effect	0.004	0.05	0.06
Diluted ordinary share effect	0.004	0.05	0.06